Summary of Significant Accounting Policies (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 acquisition	Dec. 31, 2020 acquisition	Dec. 31, 2019 acquisition	Dec. 31, 2016 acquisition	Dec. 31, 2015 USD ($) State acquisition $ / shares	Dec. 31, 2014 USD ($) acquisition
Schedule Of Significant Accounting Policies
Past due status period					30 days
Number of days due to be considered for accrual interest on loans discontinued					90 days
Maximum loss exposure related to unconsolidated VIE's					$ 160,000	$ 151,000
Fair value adjustment period following acquisition (in years)					1 year
Cash and cash equivalents maturity period (in years, less than)					3 months
Rate lock period (in days)					60 days
Property write-downs					$ 4,000	3,800
Other assets					$ 650,907	588,699
Past due loans threshold period					120 days
Additional provision expense, effect of change in method					$ 10,000
Additional provision expense, effect of change in method, (usd per share) | $ / shares					$ 0.17
Software and Software Development Costs
Schedule Of Significant Accounting Policies
Other assets					$ 6,200	7,900
Minimum | Buildings
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)					10 years
Minimum | Furniture, Fixtures and Equipment
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)					3 years
Maximum | Customer Relationship Intangible Asset
Schedule Of Significant Accounting Policies
Amortized intangible assets average life (in years)					10 years
Maximum | Buildings
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)					40 years
Maximum | Furniture, Fixtures and Equipment
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)					15 years
Weighted Average | Software and Software Development Costs
Schedule Of Significant Accounting Policies
Weighted average useful life (in years)					3 years
IBERIABANK Corporation
Schedule Of Significant Accounting Policies
Number of operating states | State					7
Other assets					$ 54,454	$ 119,493
IMC
Schedule Of Significant Accounting Policies
Number of operating states | State					10
Excluding Single Family
Schedule Of Significant Accounting Policies
Number of acquisitions where FDIC loan loss reimbursable period Is ending | acquisition					1	3
Forecast | Excluding Single Family
Schedule Of Significant Accounting Policies
Number of acquisitions where FDIC loan loss reimbursable period Is ending | acquisition				2
Forecast | Single Family
Schedule Of Significant Accounting Policies
Number of acquisitions where FDIC loan loss reimbursable period Is ending | acquisition	2	1	3
Commercial Loans
Schedule Of Significant Accounting Policies
Past due loans threshold period					90 days
Residential and Consumer Portfolio Segment [Member]
Schedule Of Significant Accounting Policies
Period to evaluate loans for charge-off					120 days